Equity (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure of reserves within equity [abstract]
Schedule of allotted and fully paid share capital	(a) Allotted and fully paid share capital – ordinary shares
of 28 101⁄108 pence each

	Number of shares million	Nominal value $ million
At 30 June 2023	2,460	898
Shares cancelled	(28)	(11)
At 30 June 2024	2,432	887
Shares cancelled	—	—
At 30 June 2025	2,432	887

Schedule of movement in hedging and exchange reserve	(b) Hedging and exchange reserve

	Hedging reserve $ million	Exchange reserve $ million	Total $ million
At 30 June 2022	32	(3,270)	(3,238)
Retranslation impact of opening balances(1)	—	(173)	(173)
Other comprehensive income/(loss)	261	(256)	5
At 30 June 2023	293	(3,699)	(3,406)
Other comprehensive loss	(154)	(613)	(767)
At 30 June 2024	139	(4,312)	(4,173)
Other comprehensive income	79	466	545
At 30 June 2025	218	(3,846)	(3,628)
(1)Includes foreign translation differences arising on the retranslation of reserves due to the change in the group’s presentation currency.

Schedule of movements in own shares	(c) Own shares
Movements in own shares

	Number of shares million	Purchase considerati on $ million
At 30 June 2022	219	2,223
Retranslation impact of opening balances(1)	—	93
Share trust arrangements	(1)	(15)
Shares used to satisfy options	(2)	(15)
Shares purchased – share buyback programme	38	1,673
Shares cancelled	(38)	(1,673)
At 30 June 2023	216	2,286
Share trust arrangements	(2)	(19)
Shares used to satisfy options	(2)	(17)
Shares purchased – share buyback programme	28	987
Shares cancelled	(28)	(987)
At 30 June 2024	212	2,250
Share trust arrangements	(1)	(14)
Shares used to satisfy options	(1)	(8)
At 30 June 2025	210	2,228
(1) Includes foreign translation differences arising on the retranslation of reserves due to the change in the group’s presentation currency.

Schedule of dividends	(d) Dividends

	2025 $ million	2024 $ million	2023 $ million
Amounts recognised as distributions to equity shareholders in the year
Final dividend for the year ended 30 June 2024 62.98 cents per share (2023 – 59.98 cents; 2022 – 52.71 cents)	1,399	1,349	1,200
Interim dividend for the year ended 30 June 2025 40.50 cents per share (2024 – 40.50 cents; 2023 – 38.57 cents)	899	894	871
	2,298	2,243	2,071

Schedule of amounts attributable to non controlling interests	Summarised financial information for USL and other subsidiaries, after fair value adjustments on acquisition, and the amounts attributable to non-
controlling interests are as follows:

	2025			2024	2023
	USL $ million	Other $ million	Total $ million	Total $ million	Total $ million
Income statement
Sales	3,201	3,238	6,439	6,224	6,409
Net sales	1,405	2,463	3,868	3,718	3,767
Profit for the year(1)	181	347	528	777	80
Other comprehensive loss(2)	(50)	(241)	(291)	(16)	(172)
Total comprehensive income/(loss)	131	106	237	761	(92)
Attributable to non-controlling interests	56	127	183	277	(66)
Balance sheet
Non-current assets(3)	1,300	4,229	5,529	5,741	5,354
Current assets	1,304	1,437	2,741	2,545	2,316
Non-current liabilities	(199)	(1,450)	(1,649)	(1,774)	(1,656)
Current liabilities	(565)	(1,038)	(1,603)	(1,738)	(1,788)
Net assets	1,840	3,178	5,018	4,774	4,226
Attributable to non-controlling interests	791	1,297	2,088	2,038	1,853
Cash flow
Net cash inflow from operating activities	278	330	608	693	604
Net cash outflow from investing activities	(185)	(120)	(305)	(211)	(236)
Net cash outflow from financing activities	(77)	(317)	(394)	(456)	(170)
Net increase/(decrease) in cash and cash equivalents	16	(107)	(91)	26	198
Exchange differences	(4)	14	10	(33)	(111)
Dividends payable to non-controlling interests	(32)	(108)	(140)	(121)	(117)
(1) Profit for the year includes exceptional operating items attributable to non-controlling interests.
(2) Other comprehensive loss is principally in respect of exchange on translating the subsidiaries to US dollar.
(3) Non-current assets include the global distribution rights for Ketel One vodka products worldwide. The carrying value of the distribution right at 30 June 2025 was $1,800 million (2024 – $1,800 million; 2023 – $1,800 million).
(i) On 30 September 2024, Diageo completed the sale of its 58.02% shareholding in Guinness Nigeria PLC to N-Seven Nigeria Ltd., part of the Tolaram group.
(ii) On 28 January 2025, Diageo announced the sale of its 80.4% shareholding in Guinness Ghana Breweries PLC to Castel Group.
(iii) On 02 April 2025, Diageo announced the sale of its 54.4% shareholding in Seychelles Breweries Limited to Phoenix Beverages.

Schedule of employee share compensation	The annual fair value charge in respect of the equity settled plans for the three years ended 30 June 2025 is as follows:

	2025 $ million	2024 $ million	2023 $ million
Executive share award plans	48	34	49
Executive share option plans	9	7	4
Savings plans	2	2	5
	59	43	58

Schedule of fair value of each share award used the Monte Carlo pricing model and weighted average assumptions	For the three years ended 30 June 2025, the calculation of the fair value of executive share awards used the Monte Carlo and Black
Scholes pricing model and the following assumptions:

	2025	2024	2023
Risk free interest rate	3.9%	4.7%	3.1%
Expected life of the awards	33 months	33 months	35 months
Dividend yield	3.4%	2.6%	2.0%
Weighted average share price	2426 p	3118 p	3758 p
Weighted average fair value of awards granted in the year(1)	1814 c	1757 c	2318 c
Number of awards granted in the year	3.4 million	2.1 million	1.7 million
Fair value of all awards granted in the year	$61 million	$36 million	$40 million
(1) Based on transaction rate at grant date of the awards.

Schedule of transactions on executive share award plans	Transactions on the executive share award plans for the three years ended 30 June 2025 were as follows:

	2025 million	2024 million	2023 million
Number of awards outstanding at 1 July	4.8	4.9	5.2
Granted	3.4	2.1	1.7
Awarded	(1.3)	(1.8)	(1.1)
Forfeited	(0.9)	(0.4)	(0.9)
Number of awards outstanding at 30 June	6.0	4.8	4.9